Nature of Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Summary of Detailed Information about Expenses by Nature

	2025	2024
Purchased and produced raw materials and product for resale[1]	14,325	14,289
Depreciation and amortization	2,369	2,339
Employee costs[2]	3,043	3,077
Freight	1,097	1,133
Impairment of assets (Notes 14 and 15)	‐	530
Provincial mining taxes[3]	372	255
Restructuring costs	68	47
Contract services	866	793
Lease expense	102	110
Fleet fuel, repairs and maintenance	333	354
Loss related to financial instruments in Argentina	‐	35
ARO/ERL related expenses for non-operating sites (Note 22)	2	151
Bad debt	85	117
Project feasibility	108	92
Customer prepayment costs	63	58
Foreign exchange loss, net of related derivatives	9	360
Earnings of equity-accounted investees	(37)	(130)
Gain on sale of investment in Profertil (Note 16)	(301)	‐
Other expenses	645	506
Total cost of goods sold and expenses	23,149	24,116

1  Significant expenses include supplies, energy, fuel, purchases of raw material (natural gas – feedstock, sulfur, ammonia and reagents) and product for resale (crop nutrients, crop protection products and seed).

2  Includes salaries and wages, employee benefits, and share-based compensation.

3 Includes Saskatchewan potash production tax and Saskatchewan resource surcharge of $259 million and $113 million (2024 – $161 million and $94 million), respectively, as required under Saskatchewan provincial legislation.